CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 3,636,380	$ 527,226	¥ 4,418,127
Restricted cash	2,842,707	412,154	4,073,414
Total cash, cash equivalents and restricted cash	¥ 6,479,087	$ 939,380	¥ 8,491,541	$ 1,231,158	¥ 6,116,401	¥ 6,010,745